Share Capital, Capital Reserve and Treasury Shares - Schedule of Ordinary Shares (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Class A ordinary shares [Member]
Class of Stock [Line Items]
Balance		254,923,518		242,765,736
Issued during the year		17,177,087	[1]	12,157,782	[2]
Cancellation of Treasury shares	[3]
Balance		272,100,605		254,923,518
Class B ordinary shares [Member]
Class of Stock [Line Items]
Balance		157,842,028		157,842,028
Issued during the year		139,517,423	[1]		[2]
Cancellation of Treasury shares	[3]
Balance		297,359,451		157,842,028
Class B treasury shares [Member]
Class of Stock [Line Items]
Balance		75,684,951		75,684,951
Issued during the year			[1]		[2]
Cancellation of Treasury shares (in Dollars)	[3]	$ (70,911,681)
Balance		4,773,270		75,684,951

[1]	During the year ended December 31, 2025, the Company issued 139,517,423 Class B shares at a consideration of US$20,000 for the acquisition of a property from an independent third party. Also, the Company issued 17,177,087 Class A shares in order to settle the consideration payable for an acquisition in previous year.
[2]	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.
[3]	During the year ended December 31, 2025, the Company cancelled 70,911,681 Class B shares which were held by the Company.